Average Annual Total Returns - Class A - DWS Small Mid Cap Value VIP	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	May 01, 1996	(0.80%)	5.51%	6.94%	4.88%	9.43%	9.33%